Equity	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Equity

(15) Equity

In January 2011, the Company issued 4.6 million 7.750% Series A Preferred Shares at a price of $25.00 per share, which generated net proceeds of $111.0 million, net of issuance costs. The issuance costs were recorded as a reduction to the Company’s “Additional paid in capital” in its consolidated balance sheets. Dividends on the Series A Preferred Shares are cumulative from the date of original issuance and payable on a quarterly basis beginning on February 15, 2011. The Series A Preferred Shares are convertible into the Company’s common shares upon a change in control of the Company and have no maturity date or voting rights. The Company can redeem the Series A Preferred Shares, at their par value plus accrued and unpaid dividends, any time after January 18, 2016. The Company used the proceeds from the issuance of its Series A Preferred Shares to pay down $105.0 million of the outstanding balance on its unsecured revolving credit facility and for other general corporate purposes.

In November 2010, the Company issued 11.5 million common shares at a price of $15.50 per share, which generated net proceeds of approximately $170.4 million, net of issuance costs. The Company used the majority of the proceeds to pay down a portion of the outstanding balance on its unsecured revolving credit facility, to fund the acquisition of Atlantic Corporate Park and for other general corporate purposes. During the second quarter of 2010, the Company issued 880,648 common shares in exchange for $13.03 million of Exchangeable Senior Notes. During the first quarter of 2010, the Company issued 6.3 million common shares at a price of $14.50 per share, which generated net proceeds of $87.1 million, net of issuance costs. The Company used $82.9 million of the proceeds to pay down a portion of the outstanding balance on its unsecured revolving credit facility and the remainder for other general corporate purposes.

In 2010, the Company increased the number of shares that could be issued through its controlled equity offering program by 5.0 million shares. The table below summarizes the shares issued through the controlled equity offering program since 2010 (in thousands, except per dollar amounts):

Year	Common Shares Issued	Weighted Average Offering Price per Share	Net Proceeds
2012(1)	245	$14.83	$3,599
2011	255	14.19	3,585
2010	480	15.46	7,326

(1)	Represents activity though February 24, 2012. The Company has 4.3 million shares available for issuance through its controlled equity offering program.

The Company declared and paid dividends per share on its common stock of $0.80, $0.80 and $0.94 during 2011, 2010 and 2009, respectively. The Company declared and paid dividends of $1.59844 per share on its Series A Preferred Shares during 2011. On January 24, 2012, the Company declared a dividend of $0.20 per common share, equating to an annualized dividend of $0.80 per common share. The dividend was paid on February 10, 2012 to common shareholders of record as of February 3, 2012. The Company also declared a dividend of $0.484375 per share on its Series A Preferred Shares. The dividend was paid on February 10, 2012 to preferred shareholders of record as of February 3, 2012. Dividends on all non-vested share awards are recorded as a reduction of shareholders’ equity. For each dividend paid by the Company on its common and preferred shares, the Operating Partnership distributes an equivalent distribution on its Operating Partnership common and preferred units.

The Company’s unsecured revolving credit facility, unsecured term loan, secured term loan and senior notes contain certain restrictions that include, among other things, requirements to maintain specified coverage ratios and other financial covenants, which may limit the Company’s ability to make distributions to its common and preferred shareholders. Further, distributions with respect to the Company’s common shares are subject to its ability to first satisfy its obligations to pay distributions to the holders of its Series A Preferred Shares.

For federal income tax purposes, dividends to shareholders may be characterized as ordinary income, return of capital or capital gains. The characterization of the dividends declared on the Company’s common and preferred shares for 2011, 2010 and 2009 are as follows:

	Common Shares			Preferred Shares
	2011	2010	2009	2011
Ordinary income	36.12%	70.38%	100.00%	100.00%
Return of capital	63.88%	29.62%	—	—